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|AMERICAN
  |GENERAL
  |LIFE COMPANIES
2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019              PAULETTA P. COHN
                                                      DEPUTY GENERAL COUNSEL
                                                      Direct Line (713) 831-1230
                                                      FAX (713) 620-3878
                                                      E-mail: pcohn@aglife.com

                                  May 4, 2000

BY EDGAR
--------
U.S. Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D. C. 20549

          RE:  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                   SEPARATE ACCOUNT VUL-2 ("REGISTRANT")
               PRODUCT: EQUIBUILDER III
               FILE NO: 33-77470
               CIK NO. 0000877625
               ------------------

Dear Ladies and Gentlemen:

     I am writing this letter as Deputy General Counsel of American General Life Companies and counsel to The American Franklin Life Insurance Company, as the depositor of the Registrant and on behalf of the Registrant.

     Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing a definitive copy of the prospectus contained in its most recent amendment to its Form S-6 Registration Statement ("Amendment"), as required by Rule 497(b) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

     Registrant hereby certifies that:

     (1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment, and

     (2) the Amendment, which is designated as Post-Effective Amendment No. 9 under the 1933 Act, was filed electronically on April 28, 2000.

     Please direct any inquiry regarding the foregoing to the undersigned at
(713) 831-1230.

                                    Very truly yours,



                                    /s/ PAULETTA P. COHN
                                    --------------------